Schedule of Fair Value Measurement of Derivative Liability (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Balance	$ 18,694,729	$ 878,653
Balance	18,694,729	878,653
Fair value of derivative liability recognised for convertible notes issued during the year	280,198	10,945,347
Fair value of derivative liability recognised for convertible notes issued during the year	280,198	10,945,347
Fair value movement recognised in profit or loss	(3,400,685)	6,870,729	$ (2,751,564)
Fair value movement recognised in profit or loss	(3,400,685)	6,870,729
Fair value of derivative liability for convertible notes which converted or matured during the year	(15,574,242)
Fair value of derivative liability for convertible notes which converted or matured during the year	(15,574,242)
Balance		18,694,729	878,653
Balance		$ 18,694,729	$ 878,653